UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, Inc.
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL  60089-1976


Form 13F File Number:  28-04870

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael E. Leonetti
Title:            CEO
Phone:            847/520-0999

Signature, Place, and Date of Signing:

        /s/ Michael E. Leonetti      Buffalo Grove, IL       07/05/01
        -----------------------      -----------------       --------
        [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                  0
                                             --------------------------------

Form 13F Information Table Entry Total:                            30
                                             --------------------------------

Form 13F Information Table Value Total:       $               220,903
                                             --------------------------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 Leonetti & Associates, Inc.
                                                         FORM 13F
                                                        31-Mar-99

                            TITLE OF                    VALUE    SHARES/    SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              CLASS            CUSIP    (X$1000)   PRN AMT    PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED    NONE
--------------------------- -------        --------- ----------- ---------  ---  ----  ------- --------  --------- --------  ------
AOL Time Warner             COM           00184A105    21,697    147,600    SH          Sole              15,000             132,600
American Express            COM           025816109     4,616     39,200    SH          Sole               5,000              34,200
Applied Materials           COM           038222105     4,830     78,300    SH          Sole                                  78,300
Chicago Title Corp          COM           168228104     1,306     35,900    SH          Sole                                  35,900
Cisco Systems Inc           COM           17275R102    18,379    167,750    SH          Sole              14,250             153,500
Citigroup Inc               COM           172967101     5,851     91,600    SH          Sole               5,000              86,600
Comcast Corp                COM           200300200     6,420    102,000    SH          Sole               8,000              94,000
Commerce Bank               COM           200525103     2,240     58,176    SH          Sole               7,810              50,366
Compaq Computer Corp        COM           204493100     5,123    161,675    SH          Sole              12,700             148,975
E M C Corp                  COM           268648102    11,906     93,200    SH          Sole               5,000              88,200
Fox Entertainment Group Inc COM           35138T107     2,335     86,100    SH          Sole               8,000              78,100
General Electric Co         COM           369604103    14,247    128,788    SH          Sole              10,000             118,788
IBM Corp                    COM           459200101    17,176     96,900    SH          Sole              10,000              86,900
Intel Corp                  COM           458140100     9,534     80,200    SH          Sole               1,400              78,800
Jefferson Pilot Corp        COM           475070108       339      5,000    SH          Sole               5,000
Kansas City So. Ind.        COM           485170104     2,457     43,100    SH          Sole                                  43,100
Kroger Co                   COM           501044101     4,473     74,700    SH          Sole               9,000              65,700
Lucent Technologies         COM           549463107    19,835    183,654    SH          Sole              15,156             168,498
Masco Corp                  COM           574599106     2,396     84,800    SH          Sole                                  84,800
Maytag Corp                 COM           578592107     3,073     50,900    SH          Sole               4,000              46,900
McDonalds Corp              COM           580135101    10,150    224,000    SH          Sole              19,600             204,400
Microsoft Corp              COM           594918104     8,729     97,400    SH          Sole              10,800              86,600
Pfizer Inc                  COM           717081103     8,020     57,800    SH          Sole               5,700              52,100
Qwest Communications        COM           749121109     6,005     83,300    SH          Sole               8,000              75,300
Sprint                      COM           852061100     6,535     66,600    SH          Sole               7,000              59,600
Time Warner Inc             COM           887315109     6,635     93,700    SH          Sole                                  93,700
Tribune Co                  COM           896047107     6,125     93,600    SH          Sole              11,000              82,600
Tyco International Ltd      COM           902124106     5,023     70,000    SH          Sole               6,000              64,000
Walt Disney                 COM           254687106     2,938     94,400    SH          Sole               8,000              86,400
Wells Fargo & Co            COM           949746101     2,510     71,600    SH          Sole                                  71,600
REPORT SUMMARY               30         DATA RECORDS  220,903